Summary of Significant Accounting Policies (Promotional Allowances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowances [Line Items]
Promotional allowances	$ 242,645	$ 240,537	$ 243,657
Cost of promotional allowances	181,612	186,284	191,130
Rooms
Allowances [Line Items]
Promotional allowances	77,177	77,751	75,673
Cost of promotional allowances	35,605	36,837	37,520
Food and Beverage
Allowances [Line Items]
Promotional allowances	150,598	151,677	155,530
Cost of promotional allowances	133,717	138,040	141,915
Other Products and Services
Allowances [Line Items]
Promotional allowances	14,870	11,109	12,454
Cost of promotional allowances	$ 12,290	$ 11,407	$ 11,695